CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Current Assets
Cash and cash equivalents	$ 5,672,551	$ 1,697,904
Trade and other receivables	22,540	341
Prepayments	144,183	49,069
Total Current Assets	5,839,274	1,747,314
Non-Current Assets
Exploration and evaluation assets	2,431,229	504,750
Property, plant and equipment	1,387,986	539,619
Other financial assets	250,000	0
Total Non-Current Assets	4,069,215	1,044,369
TOTAL ASSETS	9,908,489	2,791,683
Current Liabilities
Trade and other payables	1,899,348	544,842
Loans and borrowings	134,247	81,104
Provisions	46,392	11,069
Total Current Liabilities	2,079,987	637,015
Non-Current Liabilities
Loans and borrowings	408,783	394,548
Total Non-Current Liabilities	408,783	394,548
TOTAL LIABILITIES	2,488,770	1,031,563
NET ASSETS	7,419,719	1,760,120
EQUITY
Contributed equity	29,782,268	10,255,369
Reserves	12,389,525	4,735,588
Accumulated losses	(34,752,074)	(13,230,837)
TOTAL EQUITY	$ 7,419,719	$ 1,760,120